Income Taxes - Schedule of Deferred Taxes (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets:
Federal net operating loss carryforwards	$ 13,412	$ 19,135
State net operating loss carryforwards	3,500	5,401
Contingent liability	14,876	0
Accruals and Reserves	818	659
Capitalized intangible assets	2,828	3,089
Tax credit carryforwards	5,762	4,745
Capitalized R&D expenditures	13,546	7,378
Lease liability	1,835	1,962
Stock compensation and other	544	318
Total gross deferred tax assets before valuation allowance	57,121	42,687
Less: Valuation allowance	(55,078)	(40,342)
Net deferred tax assets	2,043	2,345
Deferred tax liabilities:
Fixed assets	(339)	(483)
Right of use asset	(1,704)	(1,862)
Net deferred tax assets	$ 0	$ 0